COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 5:-        COMMITMENTS AND CONTINGENCIES

a.	The Company provided bank guarantees in the amount of $ 99 and check deposit in the amount of $ 40 in favor of its offices' lessor in Israel and California, U.S, respectively.

b.	Commitments in favor of the Government of Israel and other grants:

1.
As of June 30, 2013, the Company's aggregate contingent obligations for payments to the Office of the Chief Scientist, ("OCS"), based on OCS participation in certain potential future receipts or revenue accruals, net of interest, royalties paid or accrued, totaled approximately $ 8,762.

2.
Under the OCS royalty-bearing programs, the Company is not obligated to repay any amounts received from the OCS if it does not generate any income from the results of the OCS funded research programs. If any such research programs are successful and income is generated, the Company is committed to pay royalties at a rate of 3% to 5% of the Company's revenues arising from such research program, up to a maximum of 100% of the amount received for such program from the OCS, linked to the U.S. dollar (for grants received under programs approved subsequent to January 1, 1999, the maximum to be repaid is 100% plus interest at LIBOR).

For the six-months ended June 30, 2013, the Company has an aggregate of paid and accrued royalties to the OCS recorded in the consolidated statement of comprehensive loss in the amount of $ 6.

3.
As of June 30, 2013 under the 2013 Amendment the investor is entitled to receive Amended Participation Rights. As of December 31, 2012 under the research and development funding arrangement and the mAb Funding Arrangement the investor was entitled to receive Participation Rights and mAb Participation Interest, respectively. As of June 30, 2013 and December 31, 2012 the Company did not incur any obligation under these arrangements.

4.
On June 25, 2012 the Company and its U.S subsidiary added to its mAb enabling technology base by entering into an Antibodies Discovery Collaboration Agreement (the "Agreement") with a U.S. antibody technology company ("mAb Technology Company"), providing an established source for fully human mAbs. The Agreement includes time based research and commercial licenses to use specific mAb Technology Company proprietary collections of polynucleotides encoding antibodies, and their associated biological materials, together with the systems and/or licensed know how and/or to practice patent rights to identify, isolate, and modify discovery Fabs (the "Technology"), and to develop and exploit discovery products. According to the Agreement (i) the Company paid $ 600 in consideration for a three-year access right to the Technology, of which $ 400 was recorded as long-term prepaid expenses and will be charged to the statement of comprehensive loss over three years and (ii) $ 150 in consideration for the associated biological materials, which was recorded as other accounts receivables and prepaid expenses and will be charged to the statement of comprehensive loss in accordance with actual use of materials during each measured period and (iii) in the event any Compugen mAb programs utilize the Technology, the Company would pay additional fees upon the occurrence of certain development and commercialization milestone up to a maximum cumulative total of $ 3,250 for each antibody drug product that achieved all such milestone events. In addition, the mAb Technology Company will be entitled to certain royalties that could be eliminated, upon payment of certain one-time fees (all payments referred together as "Contingent Fees"). As of June 30, 2013 and December 31, 2012 the Company did not incur any obligation for such Contingent Fees.

In December 2012, the Company replenished the associated biological materials to support the research and development activities performed under the Agreement in the amount of $ 100 which was recorded as other accounts receivables and prepaid expenses.

During the period from June 25, 2012 to December 31, 2012 and the six-month period ended June 30, 2013, the Company charged expenses to the statement of comprehensive loss in the amount of $ 109 and $ 158, respectively, related to the Agreement.